Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 1.8	$ 1.3